Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable	¥ 188,719,449		¥ 106,479,154	¥ 55,335,741	$ 26,580,579	$ 14,997,275
Loan receivable from Xiaoying, net	4,947,833,357		3,810,393,225		696,887,753
Allowance for loans receivable at beginning of the year	106,479,154	$ 14,997,275	55,335,741	102,555,784
Provision for loans receivable	233,350,276	32,866,699	164,641,879	76,395,168
Charge-offs	151,109,981	21,283,395	113,498,466	123,615,211
Allowance for loans receivable at end of the year	188,719,449	26,580,579	106,479,154	55,335,741
Loans receivable, gross	5,136,552,806		3,916,872,379		723,468,332
Recoveries of charge-off of loans receivables	13,488,360	1,899,796	12,189,107	8,803,265
Xiaoying Housing Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable from Xiaoying, net	8,656,846		10,061,258		1,219,291
Loans receivable acquired during the year						$ 0	$ 0
Amount of outstanding undiscounted loan receivable	170,563,345		154,623,985		24,023,345
Provision for loans receivable	(4,213,234)	(593,422)	(6,066,176)	(377,559)
Charge-offs	4,213,234	593,422	6,066,176	377,559
Loans receivable, gross	8,656,846		10,061,258		1,219,291
Recoveries of charge-off of loans receivables	5,617,646	$ 791,229	8,088,235	¥ 35,784,680
Xiaoying Housing Loan [Member] | Over due over 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 8,656,846		¥ 10,061,258		$ 1,219,291